Investment in non-consolidated affiliates (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Equity Method Investments [Table Text Block]
		Year ended December 31,
	Ownership	2011	2012	2012
Name of Company	percentage	RMB’000	RMB’000	US$’000
- Ascentage SH	40%	2,245	3,159	507
- APGC	40%	-	-	-
- JV ManageCo	30%	-	5,135	824
Total		2,245	8,294	1,331